Earnings per equity share	12 Months Ended
Mar. 31, 2021
Earnings per equity share
2
8
. Earnings per equity share
By way of an ordinary resolution passed on July 12, 2019, the shareholders of the Bank approved a subdivision (stock split) of equity shares to reduce the face value of each equity share from Rs. 2.0 to Rs. 1.0 per equity share effective as of September 20, 2019. The number of issued and subscribed equity shares increased to 5,470,763,894 shares of par value Rs. 1.0 each. All share/ADS and per share/ADS data reflect the effect of the stock split retroactively. One ADS continues to represent three equity shares.
A reconciliation of the equity shares used in the computation of basic and diluted earnings per equity share has been provided below. Potential equity shares in the nature of ESOPs with average outstanding balance of 24,224,032 and 73,917,840 were excluded from the calculation of diluted earnings per share for the years ended March 31, 2020 and March 31, 2021, respectively, as these were anti-dilutive.

	As of March 31,
	2019	2020	2021
Weighted average number of equity shares used in computing basic earnings per equity share	5,360,068,058	5,468,802,148	5,499,587,357
Effect of potential equity shares for stock options outstanding	53,585,896	36,990,405	23,890,989

Weighted average number of equity shares used in computing diluted earnings per equity share	5,413,653,954	5,505,792,553	5,523,478,346

The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2019		2020		2021		2021
Basic earnings per share	Rs.	41.07	Rs.	47.59	Rs.	59.27	US$	0.81
Effect of potential equity shares for stock options outstanding		0.41		0.32		0.25		0.01

Diluted earnings per share	Rs.	40.66	Rs.	47.27	Rs.	59.02	US$	0.80

Basic earnings per ADS	Rs.	123.21	Rs.	142.77	Rs.	177.81	US$	2.43
Effect of potential equity shares for stock options outstanding		1.23		0.96		0.75		0.03

Diluted earnings per ADS	Rs.	121.98	Rs.	141.81	Rs.	177.06	US$	2.40

Dividends
Any dividends declared by the Bank are based on the profit available for distribution as reported in the statutory financial statements of the Bank prepared in accordance with Indian GAAP. Additionally, the Banking Regulation Act and related regulations require the Bank to transfer 25% of its Indian GAAP profit after-tax
to a
non-distributable
statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval. As per the RBI guidelines, the dividend payout (excluding dividend tax) for March 31, 2021 cannot exceed 35% of net income of Rs. 311,165.3 million as calculated under Indian GAAP. Accordingly, the net income reported in these financial statements may not be fully distributable in that year. Dividends declared for the years ended March 31, 2019, March 31, 2020 and March 31, 2021 were Rs. 7.5, Rs. 2.5 per equity share (viz. special interim dividend) and nil, respectively. A special interim dividend of Rs. 2.5 per share to commemorate 25 years of HDFC Bank’s operations was paid on August 2, 2019. The RBI vide notification dated December 4, 2020, stated that in view of the ongoing stress and heightened uncertainty on account of
COVID-19,
banks should continue to conserve capital to support the economy and absorb losses. The notification also stated that in order to further strengthen the banks’ balance sheets, while at the same time support lending to the real economy, banks shall not make any dividend payment on equity shares from the profits pertaining to the financial year ended March 31, 2020. On April 22, 2021, the RBI, in a notification, directed the banks to restrict dividend payouts for Fiscal 2021 to 50% determined in terms of RBI regulations to conserve capital and stay resilient amid the
COVID-19
crisis. The Board of Directors of the Bank at its meeting on June 18, 2021, inter alia, recommended dividend of Rs. 6.5 per equity share of the Bank for the financial year ended March 31, 2021. This was approved by the members at the Annual General Meeting held on July 17, 2021.